Consolidated Balance Sheets - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash and cash equivalents		$ 43,144,049	$ 37,119,195
Restricted cash		422,832	220,109
Accounts receivable, net		44,962,926	34,410,597
Inventories, net		1,069,698	671,251
Due from a related party		10,354,051
Advances to suppliers, net		3,420,628	6,854,461
Advances to suppliers - related party		0	1,533,000
Prepaid taxes		1,609,466	1,046,667
Prepaid expenses and other receivables, net		824,239	45,467
Total Current Assets		105,807,889	81,900,747
Property, plant and equipment, net		2,103,947	2,477,912
Other Assets
Manufacturing rebate receivable			5,755,237
Intangible assets, net		205,971	664,033
Right of use assets		313,172
Long-term Investment		26,096,079	25,497,316
Total Other Assets		26,615,222	31,916,586
Total Assets (Note 3 at VIE)		134,527,058	116,295,245
Current Liabilities
Short-term bank loans		4,719,552	5,564,790
Bank acceptance notes payable		0	1,753,109
Accounts payable		1,563,787	1,543,994
Due to related parties		1,847,421	2,019,087
Customer deposits		3,580,622	3,183,088
Taxes payable		823,701	571,354
Loan payable to third parties		7,002,385	306,600
Lease liabilities-current		115,330
Accrued liabilities and other payables		2,114,258	1,861,835
Total Current Liabilities		21,767,056	16,803,857
Lease liabilities non-current		223,291
Total Liabilities		21,990,347	16,803,857
Stockholders' Equity
Common stock, $0.01 par value, 60,000,000 shares authorized, 6,399,460 and 3,589,409 shares issued and outstanding as of December 31, 2021 and 2020, respectively	[1]	63,995	35,894
Additional paid-in capital		69,566,786	48,392,181
Statutory reserves		6,874,614	6,437,506
Retained earnings		36,684,794	45,480,031
Accumulated other comprehensive income (loss)		1,071,149	(1,493,070)
Total Stockholders' Equity attributable to the Company		114,261,338	98,852,542
Noncontrolling interest		(1,724,627)	638,846
Total Stockholders' Equity		112,536,711	99,491,388
Total Liabilities and Stockholders' Equity		$ 134,527,058	$ 116,295,245

[1]	Retroactively restated for one-for-ten reverse split with effective date of February 25, 2022.